Related-Party Transactions Disclosure: Schedule of transactions with related parties (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2019	Jan. 31, 2020	Jan. 31, 2019
Expenses with related parties	$ 24,779	$ 0	$ 24,779	$ 0
Consulting fees paid or accrued, CFO company
Expenses with related parties					$ 0	$ 30,000
Rent fees paid or accrued, major shareholder company
Expenses with related parties					$ 0	$ 5,184
Consulting fees to a company owned by the CFO
Expenses with related parties	7,884	0	7,884	0
Consulting fees to CFO
Expenses with related parties	3,379	0	3,379	0
Consulting fees to CEO and President
Expenses with related parties	11,263	0	11,263	0
Rent fees accrued to a company controlled by directors
Expenses with related parties	$ 2,253	$ 0	$ 2,253	$ 0